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                        Supplement dated November 1, 2005 to
                         Prospectus dated May 1, 2005 for:
                    ANNUICHOICE FLEXIBLE PREMIUM VARIABLE ANNUITY
                  ETF EASYANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
                 GRANDMASTER FLEX 3 FLEXIBLE PREMIUM VARIABLE ANNUITY
              IQ(3) THE SMART ANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
                     IQ ADVISOR FLEXIBLE PREMIUM VARIABLE ANNUITY
                      PINNACLE FLEXIBLE PREMIUM VARIABLE ANNUITY
                    PINNACLE PLUS FLEXIBLE PREMIUM VARIABLE ANNUITY
                                      issued by
                      NATIONAL INTEGRITY LIFE INSURANCE COMPANY
               through its Separate Account I and Separate Account II

EFFECTIVE DECEMBER 12, 2005, we are changing the address where you can request a copy of the Statement of Additional Information to National Integrity Life Insurance Company, P.O. Box 5722, Cincinnati, Ohio 45201-5722.